Geographic information for offshore drilling operations	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure
15. Geographic information for offshore drilling operations

The revenue shown in the table below is based upon the location where the drilling takes place:

Country	2012	2013	2014
Ghana	$175,595	$-	$-
Norway	-	157,740	220,044
Brazil	233,569	353,397	581,635
Greenland	136	-	-
Ivory Coast	-	86,486	97,232
Tanzania	196,415	72,083	-
Angola	79,884	227,603	807,742
Namibia	33,212	-	-
Falkland	166,795	-	-
Equatorial Guinea	56,297	-	-
Gabon/ West Africa	-	81,104	-
South Africa	-	-	110,424
Liberia	-	55,601	-
Ireland	-	104,014	-
Sierra Leone	-	37,272	-
Other	-	4,950	-
Total leasing and service revenues	$941,903	$1,180,250	$1,817,077

The drilling units the Leiv Eiriksson, the Eirik Raude, the Ocean Rig Corcovado, the Ocean Rig Olympia, the Ocean Rig Poseidon, the Ocean Rig Mykonos, the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena constitute the Company's long lived assets.